Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in- capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 16,499	$ (3,678)	$ 12,821
Balance (in Shares) at Dec. 31, 2022	1,180,167
Net loss for the period			(1,828)	(1,828)	[1]
Issuance of ordinary shares to SciSparc Ltd. (see note 3b.)		288		288
Issuance of ordinary shares to SciSparc Ltd. (see note 3b.) (in Shares)	35,345
Balance at Jun. 30, 2023		16,787	(5,506)	11,281
Balance (in Shares) at Jun. 30, 2023	1,215,512
Balance at Dec. 31, 2023		16,787	(8,276)	$ 8,511
Balance (in Shares) at Dec. 31, 2023	1,215,512			1,215,512
Net loss for the period			(3,875)	$ (3,875)	[1]
Issuance of ordinary shares pre-funded warrants and warrants, net (note 4a.)		2,557		2,557
Issuance of ordinary shares pre-funded warrants and warrants, net (note 4a.) (in Shares)	1,884,461
Exercise of Series B Warrants (note 4a.)
Exercise of Series B Warrants (note 4a.) (in Shares)	5,257,127
Exercise of Pre-Funded Warrants (note 4a.)
Exercise of Pre-Funded Warrants (note 4a.) (in Shares)	820,000
Balance at Jun. 30, 2024		$ 19,344	$ (12,151)	$ 7,193
Balance (in Shares) at Jun. 30, 2024	9,177,100			9,177,100

[1]	Except share and per share information